Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary Share [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent Company [Member]
Beginning Balance at Dec. 31, 2009	$ (838)				$ (838)
Share-based compensation	1,600				1,600
Net funding provided by Elan	11,690				11,690
Net loss	(12,482)				(12,482)
Ending Balance at Dec. 31, 2010	(30)				(30)
Share-based compensation	2,972				2,972
Net funding provided by Elan	20,292				20,292
Net loss	(29,670)				(29,670)
Ending Balance at Dec. 31, 2011	(6,436)				(6,436)
Contribution of net assets to Prothena and issuance of ordinary shares, value		145	100,684		(100,829)
Contribution of net assets to Prothena and issuance of ordinary shares, shares		14,497
Issuance of ordinary shares to Elan, value	26,000	32	25,968
Issuance of ordinary shares to Elan, shares		3,182
Share-based compensation	6,098				6,098
Net funding provided by Elan	142,233				142,233
Net loss	(41,411)			(345)	(41,066)
Ending Balance at Dec. 31, 2012	126,484	177	126,652	(345)
Ending Balance (in shares) at Dec. 31, 2012		17,679
Share-based compensation	1,082		1,082
Post separation adjustments to funding provided by Elan	(84)		(84)
Net loss	(20,253)			(20,253)
Ending Balance at Jun. 30, 2013	$ 107,229	$ 177	$ 127,650	$ (20,598)
Ending Balance (in shares) at Jun. 30, 2013		17,679